Expenses by nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	$ 1,244,942	$ 870,699
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets, net of reversals	723,524
Professional services and consultant costs	127,040	148,250
Advertising, selling, and promotion costs	120,329	147,093
Employee benefit costs	112,118	117,225
Impairment of inventory	81,056	31,682
Warranties and costs associated with settling contract liabilities	56,702	28,247
Sales agent costs	51,999	21,891
Depreciation and amortization expense	32,333	22,641
Maintenance and insurance service costs	9,861	9,766
Other costs	28,370
Other costs		9,816
Total	2,588,274	1,407,310
Impairment expense, net of reversals	739,347
Reversal of impairment	15,823
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	1,244,942	870,699
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets, net of reversals	723,524
Professional services and consultant costs	0	0
Advertising, selling, and promotion costs	0	0
Employee benefit costs	3,847	4,119
Impairment of inventory	81,056	31,682
Warranties and costs associated with settling contract liabilities	55,649	27,969
Sales agent costs	0	0
Depreciation and amortization expense	13,755	2,209
Maintenance and insurance service costs	0	0
Other costs	2,956
Other costs		(4,145)
Total	2,125,729	932,533
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	0	0
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets, net of reversals	0
Professional services and consultant costs	109,821	134,242
Advertising, selling, and promotion costs	120,329	147,093
Employee benefit costs	105,431	109,327
Impairment of inventory	0	0
Warranties and costs associated with settling contract liabilities	1,053	278
Sales agent costs	51,999	21,891
Depreciation and amortization expense	12,823	15,844
Maintenance and insurance service costs	9,861	9,766
Other costs	19,966
Other costs		12,024
Total	431,283	450,465
Research and development expense
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	0	0
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets, net of reversals	0
Professional services and consultant costs	17,219	14,008
Advertising, selling, and promotion costs	0	0
Employee benefit costs	2,840	3,779
Impairment of inventory	0	0
Warranties and costs associated with settling contract liabilities	0	0
Sales agent costs	0	0
Depreciation and amortization expense	5,755	4,588
Maintenance and insurance service costs	0	0
Other costs	5,448
Other costs		1,937
Total	$ 31,262	$ 24,312